Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Mar. 14, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds I, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS I

AMG Managers CenterSquare Real Estate Fund

Supplement dated March 14, 2019 to the Prospectus, dated March 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Managers CenterSquare Real Estate Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG Managers Brandywine Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds I, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Brandywine Blue Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG Managers Brandywine Blue Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds I, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers CenterSquare Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG Managers CenterSquare Real Estate Fund

Supplement dated March 14, 2019 to the Prospectus, dated March 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Managers CenterSquare Real Estate Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.